Employee Compensation - Summary of Duration of Defined Benefit Obligation (Detail) - yr	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Pension Plans [member] | Canada [member]
Disclosure of defined benefit plans [line items]
Duration of defined benefit obligation	15.4	15.2
Pension Plans [member] | United States [member]
Disclosure of defined benefit plans [line items]
Duration of defined benefit obligation	9.9	7.9
Other employee future benefit plans [member] | Canada [member]
Disclosure of defined benefit plans [line items]
Duration of defined benefit obligation	14.3	14.5